UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Ford Credit Auto Owner Trust 2017-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-189385
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter

Sumito Mulchandani, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

FORD CREDIT AUTO RECEIVABLES TWO LLC
(Depositor)

Date: January 12, 2017	/s/ Sumito Mulchandani
Sumito Mulchandani
Assistant Treasurer